Note 11 - Financial Instruments (Details Textual)	6 Months Ended
	Jun. 30, 2018 shares	Dec. 31, 2017 shares
Class of Warrant or Right, Outstanding	1,976,389	1,976,389
Increase (Decrease) in Volatility Rate Applied	5.00%
Fair Value Assumptions Resulting Increase (Decrease) in Fair Value	2.90%
Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	246